S-K 1602(a)(3) Forepart, Sponsor Compensation	May 12, 2026 USD ($) $ / shares shares
Spac Offering Forepart Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Total Amount | $	$ 10,000
Tidewise Capital Corporation [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10.00
Tidewise Capital Corporation [Member] | Private Units [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares | shares	203,750
Price Paid or to be Paid for Securities, Total Amount | $	$ 2,037,500
Tidewise Capital Corporation [Member] | Over-allotment Option [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares | shares	217,813
Price Paid or to be Paid for Securities, Total Amount | $	$ 2,178,130
Tidewise Capital Corporation [Member] | Ordinary Shares [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares | shares	3,354,167
Price Paid or to be Paid for Securities, Total Amount | $	$ 25,000
Tidewise Capital Corporation [Member] | Ordinary Shares Subject to Surrender and Forfeiture [Member]
Spac Offering Forepart Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares | shares	437,500